SCHEDULE OF CAPITALIZED SOFTWARE (Details) - Freight App Inc [Member] - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Capitalized software	$ 2,548,817	$ 2,338,367
Accumulated amortization	(2,203,548)	(1,918,479)
Net carrying amount	345,269	419,888
Capitalized software in-process	245,733
Capitalized software, net	$ 591,002	$ 419,888